Intangible assets, airport concessions and goodwill - Net: (Details 1) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 2,362,124
Airplan Goodwill (Note 1)	5,606,265
Aerostar segment [Member]
Goodwill	887,169	$ 887,169
Airplan segment [Member]
Airplan Goodwill (Note 1)	$ 1,474,955